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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.): [_] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


  /s/ Domenic J. Ferrante            Boston, MA                8/17/2010
--------------------------  -------------------------  -------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         90
Form 13F Information Table Value Total:  6,263,730
                                        (thousands)

Explanatory Remarks:

The Reporting Manager is filing this amendment to include a position that was inadvertently excluded from its initial Form 13F for the quarter ended June 30, 2010, filed by the Reporting Manager on August 16, 2010 (the "Initial 13F"). This amendment also amends the totals reported on the Initial 13F, which are restated in the above Report Summary.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number   Name
    ----   --------------------   -------------------------------------
     1     28-13491               Brookside Capital Trading Fund, L.P.
     2     28-13492               Brookside Capital Investors II, L.P.

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                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    FORM 13F INFORMATION TABLE AS OF 06/30/10

                                                                                              VOTING AUTHORITY
 NAME OF                   TITLE OF           MARKET VALUE LONG            INVESMENT   OTHER  ----------------
 ISSUER                      CLASS    CUSIP           X1000       SHARES   DISCRETION MANAGERS SOLE SHARED NONE
------------------------- -------- ---------  ----------------- ---------  ---------- -------- ---- ------ ----
ALERE INC                 COM      461268104       63,676      2,388,439    SOLE                 X